SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018
Net loss	$ (4,015,330)	$ (2,783,566)	$ (61,290,390)
Accumulated deficits amounted	(54,433,757)	(50,448,573)
Net cash provided by operating activities	$ 736,397	(6,878,500)	(1,905,912)
Bank borrowings repayable period.	12 months
Working capital	$ 13,873,105
Short-term investments		50,111
Allowance for doubtful accounts	8,256,737	7,580,664	6,617,485
Provision for inventory recognized	0	0
Impairment of long-lived assets	0	0
Value-added taxes, rate				13.00%	16.00%	17.00%
Expected dividend yield	0
Revenue	34,027	22,684	337,216
Net deferred tax asset	1,850,000
Income tax (expense) benefits	0	0
Advertising costs	110,324	42,488	$ 19,972
Accumulated other comprehensive income and loss	$ (3,128,020)	$ (2,326,968)